Consolidated Statements of Shareholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Obligation to issue shares [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 31, 2019	$ 18,587,118	$ 3,535,553	$ 39,722	$ 475,981	$ (23,907,404)	$ (1,269,030)
Beginning balance, shares at Oct. 31, 2019	278,939,075
Shares issued pursuant to private placements [note 13[b]]	$ 416,719		(39,722)			376,997
Shares issued pursuant to private placements, shares	3,643,791
Shares issued on warrants exercised [notes 12[e] and 13[b]]	$ 2,313,284					2,313,284
Shares issued on warrants exercised, shares	40,336,661
Shares issued on options exercised [note 14[b]]	$ 46,176	(19,775)				26,401
Shares issued on options exercised [note 14[b]], shares	500,000
Share issue costs [note 13[b]]	$ (41,275)					(41,275)
Stock-based compensation [note 13[d]]		666,259				666,259
Share subscriptions [note 13[f]]			596,872			596,872
Foreign currency translation				(76,806)		(76,806)
Net loss for the period					(4,672,605)	(4,672,605)
Ending balance, value at Oct. 31, 2020	$ 21,322,022	4,182,037	596,872	399,175	(28,580,009)	(2,079,903)
Ending balance, shares at Oct. 31, 2020	323,419,527
Shares issued pursuant to private placements [note 13[b]]	$ 1,853,806		(596,872)			1,256,934
Shares issued pursuant to private placements, shares	18,319,388
Stock-based compensation [note 13[d]]		1,048,990				1,048,900
Foreign currency translation				(87,762)		(87,762)
Net loss for the period					(2,123,010)	(2,123,010)
Ending balance, value at Jan. 31, 2021	$ 23,175,828	5,231,027		311,413	(30,703,019)	(1,984,751)
Ending balance, shares at Jan. 31, 2021	341,738,915
Beginning balance, value at Oct. 31, 2020	$ 21,322,022	4,182,037	596,872	399,175	(28,580,009)	(2,079,903)
Beginning balance, shares at Oct. 31, 2020	323,419,527
Shares issued pursuant to private placements [note 13[b]]	$ 7,438,041		(596,872)			6,841,169
Shares issued pursuant to private placements, shares	56,979,482
Shares issued on warrants exercised [notes 12[e] and 13[b]]	$ 891,811	(4,291)				887,520
Shares issued on warrants exercised, shares	7,014,969
Shares issued on options exercised [note 14[b]]	$ 262,666	(121,932)				140,734
Shares issued on options exercised [note 14[b]], shares	2,630,000
Shares issued for convertible debenture [notes 12[c] and 13[b]]	$ 162,829					162,829
Shares issued for convertible debenture, shares	1,360,959
Shares issued for equipment [note 14[b]]	$ 305,832					305,832
Shares issued for equipment [note 14[b]], shares	1,538,461
Share issue costs [note 13[b]]	$ (541,034)					(541,034)
Stock-based compensation [note 13[d]]		11,051,124				11,051,124
Equity component of convertible debenture [note 13[b]]		79,542				79,542
Share subscriptions [note 13[f]]			209,827			209,827
Foreign currency translation				(278,066)		(278,066)
Net loss for the period					(23,549,612)	(23,549,612)
Ending balance, value at Oct. 31, 2021	$ 29,842,167	15,186,480	209,827	121,109	(52,129,621)	(6,770,038)
Ending balance, shares at Oct. 31, 2021	392,943,398
Shares issued pursuant to private placements [note 13[b]]	$ 756,524		(209,827)			$ 546,697
Shares issued pursuant to private placements, shares	1,375,499
Shares issued on warrants exercised [notes 12[e] and 13[b]]	$ 5,774,998					$ 5,774,998
Shares issued on warrants exercised, shares	15,389,448
Shares issued for convertible debenture [notes 12[c] and 13[b]]	$ 300,000					300,000
Shares issued for convertible debenture, shares	3,000,000
Share issue costs [note 13[b]]	$ (36,461)					(36,461)
Stock-based compensation [note 13[d]]		131,575				131,575
Share subscriptions [note 13[f]]			46,741			46,741
Foreign currency translation				164,780		164,780
Net loss for the period					(14,946,529)	(14,946,529)
Shares issued for finder’s fees [note 13[b]]
Shares issued for finder's fees shares	9,163,425
Effects of change in functional currency on convertible debentures [notes 12[d]]		7,370,159				7,370,159
Effects of change in functional currency on broker warrants [notes 12[e]]		(4,198)				(4,198)
Ending balance, value at Jan. 31, 2022	$ 36,637,228	$ 22,684,015	$ 46,741	$ 285,889	$ (67,076,150)	$ (7,422,277)
Ending balance, shares at Jan. 31, 2022	421,871,770